EQUITY - Stated share capital (Details) - ZAR (R) R / shares in Units, R in Millions	Oct. 16, 2025	Aug. 22, 2025	Oct. 19, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Issued share capital
Issued share capital				R 6,197.3	R 6,192.2	R 6,187.9
Major ordinary share transactions
Issued share capital
Issued share capital (in shares)			867,397,699
Major ordinary share transactions | Equity-settled Long Term Incentive (ELTI) Scheme
Issued share capital
Shares issued (in shares)	1,082,033
Major ordinary share transactions | Single Incentive Plan (SIP)
Issued share capital
Shares issued (in shares)		1,726,955
Ordinary shares
Authorised share capital
Authorised share capital (in shares)				1,500,000,000	1,500,000,000
Value per share (in ZAR cents per share)				R 0
Issued share capital
Issued share capital (in shares)				864,588,711	864,588,711
Value per share (in ZAR cents per share)				R 0
Issued share capital				R 6,208.4	R 6,208.4	6,208.4
Preference shares
Authorised share capital
Authorised share capital (in shares)				5,000,000	5,000,000
Value per share (in ZAR cents per share)				R 0.10
Authorised share capital value				R 0.5	R 0.5	0.5
Issued share capital
Issued share capital (in shares)				5,000,000	5,000,000
Value per share (in ZAR cents per share)				R 0.10
Issued share capital				R 0.5	R 0.5	R 0.5
Treasury shares
Issued share capital
Issued share capital (in shares)				2,153,302	3,090,081	3,896,663
Treasury shares				R (11.6)	R (16.7)	R (21.0)